UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-6653

The Jensen Quality Growth Fund Inc.
(Exact name of registrant as specified in charter)

5500 Meadows Road, Suite 200
Lake Oswego, OR 97035-8234
(Address of principal executive offices) (Zip code)

Robert McIver
5500 Meadows Road, Suite 200
Lake Oswego, OR 97035-8234
 (Name and address of agent for service)

(800) 221-4384
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

	Jensen Quality Growth Fund
	Schedule of Investments
	February 28, 2019 (Unaudited)
	(showing percentage of total net assets)
shares		value
	Common Stocks - 94.68%
	Aerospace & Defense - 4.74%
2,609,000	United Technologies Corporation	$327,873,030

	Air Freight & Logistics - 2.11%
1,326,000	United Parcel Service, Inc. - Class B	146,125,200

	Beverages - 5.79%
3,467,000	PepsiCo, Inc.	400,923,880

	Chemicals - 9.83%
2,009,000	Ecolab, Inc.	339,340,190
1,969,000	Linde PLC (a)	341,109,560
		680,449,750
	Electrical Equipment - 2.15%
2,187,000	Emerson Electric Company	149,044,050

	Electronic Equipment, Instruments & Components - 2.57%
1,892,000	Amphenol Corporation - Class A	177,791,240

	Health Care Equipment & Supplies - 11.29%
1,763,000	Becton Dickinson & Company	438,616,770
1,821,000	Stryker Corporation	343,276,710
		781,893,480
	Health Care Providers & Services - 4.67%
1,336,000	UnitedHealth Group, Inc.	323,605,920

	Household Products - 3.23%
2,266,000	The Procter & Gamble Company	223,314,300

	Industrial Conglomerates - 4.21%
1,406,600	3M Company	291,714,774

	Interactive Media & Services - 3.11%
191,000	Alphabet, Inc. - Class A (b)	215,171,050

	IT Services - 8.58%
1,503,000	Accenture PLC - Class A (a)	242,554,140
2,355,000	Cognizant Technology Solutions Corporation - Class A	167,157,900
821,000	Mastercard, Inc. - Class A	184,536,170
		594,248,210
	Life Sciences Tools & Services - 1.97%
563,300	Waters Corporation (b)	136,442,526

	Media - 2.32%
2,121,000	Omnicom Group, Inc.	160,559,700

	Pharmaceuticals - 6.82%
2,078,000	Johnson & Johnson	283,937,920
4,339,000	Pfizer, Inc.	188,095,650
		472,033,570

	Semiconductors & Semiconductor Equipment - 1.04%
683,000	Texas Instruments, Inc.	72,247,740

	Software - 13.31%
885,000	Intuit, Inc.	218,710,050
3,436,000	Microsoft Corporation	384,935,080
6,095,000	Oracle Corporation	317,732,350
		921,377,480
	Specialty Retail - 2.01%
2,710,600	The TJX Companies, Inc.	139,026,674

	Technology Hardware, Storage & Peripherals - 2.96%
1,185,000	Apple, Inc.	205,182,750

	Textiles, Apparel & Luxury Goods - 1.97%
1,597,000	NIKE, Inc. - Class B	136,910,810

	Total Common Stocks (Cost $3,345,176,465)	6,555,936,134

	Short-Term Investment - 5.05%
	Money Market Fund - 5.05%
349,468,185	First American Treasury Obligations Fund - Class X, 2.31% (c)	349,468,185
	Total Short-Term Investment (Cost $349,468,185)	349,468,185

	Total Investments (Cost $3,694,644,650) - 99.73%	6,905,404,319
	Other Assets in Excess of Liabilities - 0.27%	18,406,842
	TOTAL NET ASSETS - 100.00%	$6,923,811,161

(a)	Foreign issued security. Foreign concentration (including ADRs) was as follows: Ireland 8.43% as a percentage of net assets.
(b)	Non-income producing security.
(c)	Variable rate security. Rate listed is the 7-day effective yield as of February 28, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of the Financial Statements.

Notes to Schedule of Investments
February 28, 2019 (Unaudited)
Jensen Quality Growth Fund

Fair Value Measurement

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  The three levels of the fair value hierarchy are as follows:

Level 1 -	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 -
Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and prices for similar securities, interest rates, credit risk, etc.

Level 3 -	Inputs that are unobservable (including the Fund's own assumptions in determining the fair value of investments).

Inputs refer broadly to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.  A financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  However, the determination of what constitutes "observable" requires significant judgment by the Fund.  The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.  The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund's perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, include common stocks and certain money market securities, and are classified within Level 1.  Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2.  Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.

The following is a summary of the inputs used, as of February 28, 2019, to value the Fund's investments carried at fair value.  The inputs and methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stocks*	$6,555,936,134	$6,555,936,134	$-	$-
Total Money Market Fund	349,468,185	349,468,185	-	-
Total Investments	$6,905,404,319	$6,905,404,319	$-	$-

* For further information regarding security characteristics and industry classifications, please see the Schedule of Investments.

The Fund did not hold any investments during the period ended February 28, 2019 with significant unobservable inputs which would be classified as Level 3. The Fund did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Jensen Quality Growth Fund Inc.

By (Signature and Title)  /s/ Robert McIver
Robert McIver, President

Date  April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert McIver
Robert McIver, President

Date  April 29, 2019

By (Signature and Title)*  /s/ Brian Ferrie
Brian Ferrie, Treasurer

Date  April 29, 2019

* Print the name and title of each signing officer under his or her signature.